Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,144	$ 1,126	$ 2,861
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
At Cost	23,413	22,577	21,166
less: Accumulated depreciation	(22,269)	(21,451)	(18,305)
Property, plant and equipment, net	$ 1,144	$ 1,126	$ 28,611